SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Additional revenues would have been recognized	$ 1,819
Additional royalties would have been accrued	64
Net effect on net loss	$ 1,755
Net effect on net loss per share	$ 0.04